Share-Based Compensation - Restricted Stock Units, Additional Information (Details) - Restricted Stock Units (RSUs) - 2023 Plan - USD ($)		12 Months Ended
	Mar. 11, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	82,066
Share-based compensation costs		$ 302,453	$ 0
Total compensation cost not yet recognized		$ 822,672	$ 0